Schedule of supplementary cash flow information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Mining assets additions included in accounts payable	$ 17,936	$ 2,117
Amortization capitalized to mining assets	466	376
Revision in estimate in restoration provision	(3,634)	579
Shares issued on acquisition of 100% of US Tungsten	12,463
Shares issued on cashless exercise of options	6,422
Shares issued on exercise of CDI options	31,251
Shares issued on exercise of warrants	1,421
Shares issued on settlement of RSUs	2,389
Shares issued for conversion of debt	49,749	9,265
Shares issued for settlement of debt	$ 90	$ 1,572